Commitments and Contingencies (Brooklyn ImmunoTherapeutics, LLC)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
15.	Commitments and Contingencies

Litigation

The Company is subject to litigation from time to time in the ordinary course of its business. There can be no assurance that any claims will be decided in the Company’s favor and the Company is not insured against all claims made. During the pendency of such claims, the Company will continue to incur the costs of its legal defense. Currently, there is no material litigation pending or threatened against the Company.

Sales and Use Tax

From time to time, state tax authorities will make inquiries as to whether or not a portion of the Company’s services require the collection of sales and use taxes from customers in those states. Many states have expanded their interpretation of their sales and use tax statutes to subject more activities to tax. The Company evaluates such inquiries on a case-by-case basis and has favorably resolved the majority of these tax issues in the past without any material adverse consequences. There were no liabilities recorded in either of the years ended December 31, 2019 or 2018.

Brooklyn Immunotherapeutics, LLC [Member]
Commitments and Contingencies
NOTE 9	COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is involved in litigation and arbitrations from time to time in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserves for costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

As of December 31, 2019, the Company is involved in a legal matter with the University of South Florida (“USF”), whereby USF sent a demand letter to IRX and BITX on December 21, 2018, contending its right to 25% of IRX proceeds from the business combination. To date, no lawsuit has been filed and the Company and USF are working to settle the matter. Pursuant to ASC 450-20, and based on consultation with legal counsel, the Company has recorded an additional $50,000 accrual resulting in total legal settlements of $150,000 accrual as of June 30, 2020. This represents the estimated loss related to this matter, which is recorded within general and administrative expense in the accompanying condensed statements of operations. As of June 30, 2020, the potential exposure resulting from an adverse outcome of any potential legal proceedings could exceed the recorded accrual (See Note 12 - Subsequent Events for update relating to settlement with USF).

Licensing Agreements

The Company has license agreements with USF, granting the Company the right to sell, market, and distribute IRX-2, subject to a royalty payable to USF based on a percentage of gross product sales. Under the license agreement with USF, the Company is obligated to repay patent prosecution expenses incurred by USF. To date, the Company has not recorded any product sales, or obligations related to USF patent prosecution expenses. The license agreement terminates upon the expiration of the IRX-2 patents.

Royalty Agreements

IRX Royalty Agreements

In connection with the acquisition of IRX, BITX assumed IRX’s obligation to pay a royalty in the aggregate amount of 7% of revenues from any future IRX-2 product sales, pursuant to royalty agreements with certain noteholders and shareholders of IRX.

Collaborator Royalty Agreement

Effective June 28, 2018, IRX terminated its Research, Development and Option Facilitation Agreement (the “RDO Agreement”) and its Options Agreement with a collaborative partner (the “Collaborator”), pursuant to a Termination Agreement. In connection with the Termination Agreement, all of the rights granted to the Collaborator under the RDO and Option Agreements were terminated, and the IRX has no obligation to refund any payments received from the Collaborator. As consideration for entering into the Termination Agreement, the Collaborator will receive a royalty equal to 6% of revenues from the sale of IRX-2, for the period of time beginning with the first sale of IRX-2 through the later of (i) the twelfth anniversary of the first sale of IRX-2, or (ii) the expiration of the last IRX patent, or other exclusivity of IRX-2.

Investor Royalty Agreement

During September 2018, the BITX entered into a royalty agreement with the Class A membership investors (the “Investor Royalty Agreement”), pursuant to which owners of Class A membership units will receive compensatory royalties in an aggregate amount equal to 4% of the net revenues of the Company. The Investor Royalty Agreement expires in September 2028.

The Company has not recognized any revenues to date, and no royalties are due pursuant to the any of the above-mentioned royalty agreements.

Employment Agreements

On December 13, 2019, the Company entered into a separation agreement (the “CEO Separation Agreement”) with its former Chief Executive Officer (the “Former CEO”). Pursuant to the terms of the Separation Agreement, the Former CEO was entitled to a six months of severance pay equal to $225,000, a one-time payout of accrued but unused vacation time equal to $37,518, and continued coverage under the Company’s group health and dental insurance plan equal to $14,032.

Sublease Agreement

The Company received sublease payments of $32,676 and nil during the six months ended June 30, 2020 and June 30, 2019, respectively. In connection with the sublease, the Company recognized a lease liability of $102,588 and $103,350 at June 30, 2020 and December 31, 2019 respectively.

NOTE 11 COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is involved in litigation and arbitrations from time to time in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserves for costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

As of December 31, 2019, the Company is involved in a legal matter with the University of South Florida (“USF”), whereby USF sent a demand letter to IRX and BITX on December 21, 2018, contending its right to 25% of IRX proceeds from the Business Combination. To date, no lawsuit has been filed and the Company and USF are working to settle the matter. Pursuant to ASC 450-20, and based on consultation with legal counsel, the Company has recorded $100,000 of accrued legal settlements representing the estimated loss related to this matter, which is recorded within general and administrative expense in the accompanying Statements of Operations. As of December 31, 2019, the potential exposure resulting from an adverse outcome of any potential legal proceedings could exceed the recorded accrual. However, the Company does not believe that the impact of litigation, if any, will be material.

Licensing Agreements

The Company has license agreements with USF, granting the Company the right to sell, market, and distribute IRX-2, subject to a royalty payable to USF based on a percentage of gross product sales. Under the license agreement with USF, the Company is obligated to repay patent prosecution expenses incurred by USF. To date, the Company has not recorded any product sales, or obligations related to USF patent prosecution expenses. The license agreement terminates upon the expiration of the IRX-2 patents.

Royalty Agreements

Predecessor Royalty Agreements

In connection with the Business Combination, the Successor assumed the Predecessor’s obligation to pay a royalty in the aggregate amount of 7% of revenues from any future IRX-2 product sales, pursuant to royalty agreements with certain noteholders and shareholders of the Predecessor (see Note 4 - Business Combination).

Collaborator Royalty Agreement

Effective June 28, 2018, the Predecessor terminated its Research, Development and Option Facilitation Agreement (the “RDO Agreement”) and its Options Agreement with a collaborative partner (the “Collaborator”), pursuant to a Termination Agreement. In connection with the Termination Agreement, all of the rights granted to the Collaborator under the RDO and Option Agreements were terminated, and the Predecessor has no obligation to refund any payments received from the Collaborator. As consideration for entering into the Termination Agreement, the Collaborator will receive a royalty equal to 6% of revenues from the sale of IRX-2, for the period of time beginning with the first sale of IRX-2 through the later of (i) the twelfth anniversary of the first sale of IRX-2, or (ii) the expiration of the last IRX patent, or other exclusivity of IRX-2.

Investor Royalty Agreement

During September 2018, the Successor entered into a royalty agreement with the Class A membership investors (the “Investor Royalty Agreement”), pursuant to which owners of Class A membership units will receive compensatory royalties in an aggregate amount equal to 4% of the net revenues of the Successor. The Investor Royalty Agreement expires in September 2028.

The Company has not recognized any revenues to date, and no royalties are due pursuant to the any of the above-mentioned royalty agreements.

Employment Agreements

Effective July 31, 2018, the Predecessor entered into a separation agreement (the “CFO Separation Agreement”) with its former Chief Financial Officer (the “Former CFO”). Pursuant to the terms of the Separation Agreement, the Former CFO was entitled to receive six months of severance pay equal to his current base salary of $275,000 per annum and received a Predecessor Note in the principal amount of $31,731.

On December 13, 2019, the Successor entered into a separation agreement (the “CEO Separation Agreement”) with its former Chief Executive Officer (the “Former CEO”). Pursuant to the terms of the Separation Agreement, the Former CEO was entitled to a six months of severance pay equal to $225,000, a one-time payout of accrued but unused vacation time equal to $37,518, and continued coverage under the Company’s group health and dental insurance plan equal to $14,032.

Operating Lease Commitments

In connection with the Business Combination, BITX assumed IRX’s lease for office space at 654 Madison Ave in New York, NY (the “Office Lease”). The Office Lease expires on November 30, 2026. The annual rent for the first year (beginning on the date of the Business Combination) is approximately $93,275 and the rent increases annually.

In connection with the Business Combination, BITX also assumed IRX’s lease for laboratory space in Brooklyn, New York (the “Laboratory Lease”), with annual rent expense for the first year of $314,577 beginning on the date of the Business Combination. Effective on July 1, 2019, the Laboratory Lease was amended to increase the space rented under the Laboratory Lease. Annual rent expense (including the Company’s pro rata share of operating expenses) for 12 months beginning July 1, 2019 increased to $485,061 pursuant to the amended Laboratory Lease, and the rent increases 3% on January 1 of each lease year. The Laboratory Lease expires on December 31, 2025.

Future commitments under the Successor’s operating lease are as follows:

For the Years Ending December 31,	Amount
2020	$553,189
2021	571,470
2022	588,918
2023	606,864
2024	624,172
Thereafter	747,656
$3,692,269

The Company records rent expense on a straight-line basis over the term of the lease. Rent expense charged to operations was $544,214 during the year ended December 31, 2019 and was $77,170 and $480,577 during the period from November 6, 2018 through December 31, 2018 and the period from January 1, 2018 through November 5, 2018, respectively, which is included in general and administrative expenses in the accompanying Statements of Operations.

Sublease Agreement

On April 18, 2019, the Company entered into a sublease agreement with Nezu Asia Capital Management, LLC (“the Tenant”), whereby the Tenant agreed to sublease approximately 999 square feet of space currently rented by the Company in New York, NY, for an initial term of 8 years, commencing on May 15, 2019. The term of the sublease expires on October 31, 2026 with no option to extend the sublease term. Rent payments provided by the Tenant under the sublease agreement began on September 1, 2019. Annual rent payable to the Company pursuant to the sublease is $78,422 for the first year and the sublease agreement stipulates an annual rent increase of 2.25%. The Tenant also is responsible for paying to the Company all tenant energy costs, annual operating costs, and annual tax costs attributable to the subleased space during the term of the sublease. The Company received sublease payments of $32,676 during the year ended December 31, 2019.

In connection with the sublease, the Company recognized a loss and a recorded lease liability of $103,350 during the year ended December 31, 2019, representing the discounted cash flows from future rental payments in excess of the future sublease payments to be received. The loss is included in general and administrative expense on the accompanying Statements of Operations.